Stockholder's Equity/Issued Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Stockholder’s Equity/Issued Capital [Line Items]
Common stock, shares authorized			100,000,000		100,000,000	100,000,000
Common stock shares par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Vote per share			one		one
Amount issued (in Dollars)				$ 8,830	$ 8,829	$ 290
APIRx Pharmaceuticals [Member]
Stockholder’s Equity/Issued Capital [Line Items]
Acquisition shares issued		2,181,695
Ryba LLC [Member]
Stockholder’s Equity/Issued Capital [Line Items]
Acquisition shares issued		130,902
Private Placement [Member]
Stockholder’s Equity/Issued Capital [Line Items]
Amount issued (in Dollars)	$ 8,830
Share issued	634,146